RESTRICTED CASH AND INVESTMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash and Investments [Abstract]
Cash collateral and certificates of deposit	$ 283	$ 260	$ 7,687
Replacement reserves	822	811	950
Escrow deposits	555	529	532
Total current portion	1,660	1,600	9,169
Restricted Cash and Investments, Noncurrent [Abstract]
Restricted investments for debt obligations	467	2,274	2,264
HUD and other replacement reserves	1,688	1,590	1,294
Total noncurrent portion	2,155	3,864	3,558
Total restricted cash and investments	$ 3,815	$ 5,464	$ 12,727